APPENDIX I                                  UNITED STATES                      ------------------------------
                                  SECURITIES AND EXCHANGE COMMISSION           |        OMB APPROVAL        |
                                        Washington, D.C. 20549                 |----------------------------|
                                                                               | OMB Number:      3235-0456 |
                                             FORM 24F-2                        | Expires:   August 31, 2000 |
                                  ANNUAL NOTICE OF SECURITIES SOLD             | Estimated average burden   |
                                       PURSUANT TO RULE 24F-2                  | hours per response.......1 |
                                                                               ------------------------------

 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      ONE Fund, Inc.
      One Financial Way
      Cincinnati, OH  45242

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2. Name of each series or class of funds for which this notice is filed: (If the Form is being filed for all series and classes of securities of securities, check the box, but do not list that series or classes):
                                                                           [X]



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3.    Investment Company Act File Number:
                                        811-6675

      Securities Act File Number:
                                        033-47811

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4(a). Last day of fiscal year for which this Form is filed:

                                        June 30, 2000

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


    Note: If the Form is being filed late, interest must be paid on the registration fee due

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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.




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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during                        $ 27,396,288
            the fiscal year pursuant to section 24(f):                            ---------------

     (ii)   Aggregate price of securities redeemed or            $ 33,008,717
            repurchased during the fiscal year:                  ---------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1996
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                          $ 0
                                                                 ---------------

     (iv)   Total available redemption credits (add                             - $ 33,008,717
            Items 5(ii) and 5(iii):                                               ---------------

     (v)    Net sales - if Item 5(i) is greater than                              $
            Item 5(iv) [subtract Item 5(iv) from Item                             ---------------
            5(i)]:

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    |(vi)   Redemption credits available for use in future        $ (5,612,429)   |
    |       years -- if Item 5(i) is less than Item 5(iv)        ---------------  |
    |       [subtract Item 5(iv) from Item 5(i)}:                                 |
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     (vii)  Multiplier for determining registration                              x  0.000278
            fee (See instruction C.9):                                            ===============

     (viii) Registration fee due [multiply Item 5(v) by Item                     =$   0
            5(vii)](enter "0" if no fee is due):                                  ===============

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24a-2 as in effect before [effective date of rescision of rule 24a-2], then report the amount of securities (number of shares or other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24a-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):



                                                                                 +$          0
                                                                                  ---------------

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                 =$         0
                                                                                  ===============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                        NO FEE DUE


          Method of Delivery:

                         [ ] Wire Transfer
                         [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dennis R. Taney
                         ------------------------------------------------------
                           Dennis R. Taney, Treasurer
                         ------------------------------------------------------

Date  September 28, 2000
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 * Please print the name and title of the signing officer below the signature.